Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Financial Instruments
Summary of financial assets and liabilities measured at fair value on a recurring basis

	Fair Value of Derivative Instruments(1)
	Asset Derivatives(2)		Liability Derivatives(2)
	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012
Derivatives not designated as hedging
instruments under ASC 815:
Gasoline swaps	$1.6	$—	$—	$0.1
Interest rate caps	0.8	0.9	0.8	0.9
Foreign exchange forward contracts	2.7	3.4	4.4	4.5
Foreign exchange options	0.1	0.2	—	—
Total derivatives not designated as hedging
instruments under ASC 815	$5.2	$4.5	$5.2	$5.5
_______________________________________________________________________________

(1)	All fair value measurements were primarily based upon significant observable (Level 2) inputs.

(2)	All asset derivatives are recorded in "Prepaid expenses and other assets" and all liability derivatives are recorded in "Accrued liabilities" on our condensed consolidated balance sheets.

The following table summarizes the estimated fair value of derivatives (in millions of dollars):

	Fair Value of Derivative Instruments(1)
	Asset Derivatives(2)		Liability Derivatives(2)
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Derivatives not designated as hedging
instruments under ASC 815:
Gasoline swaps	$—	$—	$0.1	$0.4
Interest rate caps	0.9	0.5	0.9	0.4
Foreign exchange forward contracts	3.4	4.4	4.5	1.9
Interest rate swaps	—	—	—	0.2
Foreign exchange options	0.2	0.1	—	—
Total derivatives not designated as hedging
instruments under ASC 815	$4.5	$5.0	$5.5	$2.9
_______________________________________________________________________________

(1)	All fair value measurements were primarily based upon significant observable (Level 2) inputs.

(2)	All asset derivatives are recorded in "Prepaid expenses and other assets" and all liability derivatives are recorded in "Other accrued liabilities" on our consolidated balance sheets.

Schedule of gain (loss) on derivative instruments not designated as hedges recognized in income

	Location of Gain or (Loss) Recognized on Derivatives	Amount of Gain or (Loss) Recognized in Income on Derivatives
		Three Months Ended March 31,
		2013	2012
Derivatives not designated as hedging
instruments under ASC 815:
Gasoline swaps	Direct operating	$1.7	$1.8
Interest rate caps	Selling, general and administrative	0.1	—
Foreign exchange forward contracts	Selling, general and administrative	4.1	(5.4)
Foreign exchange options	Selling, general and administrative	(0.1)	—
Total		$5.8	$(3.6)

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011 were as follows (in millions):

	December 31, 2012
	Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Prepaid Expenses and Other Current Assets:
Interest rate caps	$0.9	$—	$0.9	$—
Foreign currency forward contracts	3.4	—	3.4	—
Foreign exchange options	0.2	—	0.2	—
Total	$4.5	$—	$4.5	$—

Other Current Liabilities:
Gasoline swaps	$0.1	$—	$0.1	$—
Interest rate caps	0.9	—	0.9	—
Foreign currency forward contracts	4.5	—	4.5	—
Total	$5.5	$—	$5.5	$—

	December 31, 2011
	Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Instruments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Prepaid Expenses and Other Current Assets:
Interest rate caps	$0.5	$—	$0.5	$—
Foreign currency forward contracts	4.4	—	4.4	—
Foreign exchange options	0.1	—	0.1	—
Investment	33.2	33.2	—	—
Total	$38.2	$33.2	$5.0	$—

Other Current Liabilities:
Gasoline swaps	$0.4	$—	$0.4	$—
Interest rate caps	0.4	—	0.4	—
Foreign currency forward contracts	1.9	—	1.9	—
Interest rate swaps	0.2		0.2
Total	$2.9	$—	$2.9	$—
The following table summarizes the (gains) and losses of derivatives (in millions of dollars):

	Location of Gain or (Loss) Recognized on Derivatives	Amount of Gain or (Loss) Recognized in Income on Derivatives
		Years Ended December 31,
		2012	2011
Derivatives not designated as hedging
instruments under ASC 815:
Gasoline swaps	Direct operating	$0.7	$2.6
Interest rate caps	Selling, general and administrative	(0.8)	—
Foreign exchange forward contracts	Selling, general and administrative	(15.4)	(11.0)
Foreign exchange options	Selling, general and administrative	—	(0.2)
Total		$(15.5)	$(8.6)